Stockholders' Equity - Classes of Common Stock (Details) - USD ($)	Dec. 31, 2023	Aug. 22, 2023	Dec. 31, 2022
SHAREHOLDERS' EQUITY
Shares Authorized (in shares)	3,300,000,000		1,086,027,188
Shares Issued (in shares)	751,773,361		299,783,421
Shares Outstanding (in shares)	751,773,361		299,783,421
Par Value	$ 74,000		$ 30
Common A Stock
SHAREHOLDERS' EQUITY
Shares Authorized (in shares)	1,800,000,000		24,452,565
Shares Issued (in shares)	359,360,386	90,606,346	24,452,565
Shares Outstanding (in shares)	359,360,386		24,452,565
Par Value	$ 35,000		$ 3
Common B Stock
SHAREHOLDERS' EQUITY
Shares Authorized (in shares)	700,000,000		588,261,164
Shares Issued (in shares)	320,535,692	574,407,420	171,441,780
Shares Outstanding (in shares)	320,535,692		171,441,780
Par Value	$ 32,000		$ 14
Common C Stock
SHAREHOLDERS' EQUITY
Shares Authorized (in shares)	800,000,000
Shares Issued (in shares)	71,877,283	71,877,283
Shares Outstanding (in shares)	71,877,283
Par Value	$ 7,000
Common B-1 Stock
SHAREHOLDERS' EQUITY
Shares Authorized (in shares)			236,938,220
Shares Issued (in shares)			0
Shares Outstanding (in shares)			0
Par Value			$ 0
Common O Stock
SHAREHOLDERS' EQUITY
Shares Authorized (in shares)			236,375,239
Shares Issued (in shares)			103,889,076
Shares Outstanding (in shares)			103,889,076
Par Value			$ 12